Offerings	May 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2028
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 698,187,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,892.43
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. A filing fee of $243,981.85 is being paid in connection with this offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,280,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,133.57
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Notes due 2035
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 398,144,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,955.85
Offering Note	See Note 1.